Current Assets - Receivables	12 Months Ended
Jun. 30, 2024
Current Assets Receivables [Abstract]
Current Assets - Receivables

Note 19. Current Assets - Receivables

	June 30, 2024	June 30, 2023

	US$	US$
Interest receivable	280,669	162,853
GST receivable[1]	1,071,001	325,474
Other receivable[1]	74,730	148,237
Total current receivables	1,426,400	636,564

1 The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2023: nil, 2022: nil).